EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
EMPLOYEE BENEFITS
Schedule of total assets and liabilities of all types of employee benefits granted

	2019	2018
Plan assets - Defined contribution pension plan	45,381	17,952
Total assets	45,381	17,952
Actuarial liabilities - Defined benefit pension plan	1,138,592	1,057,846
Acturial liabilities - Post-employment health care benefit	298,989	272,369
Retirement and termination benefit liabilities	32,863	26,502
Total liabilities	1,470,444	1,356,717
Current	495	157
Non-current	1,469,949	1,356,560

Post-employment defined benefit pension plans
EMPLOYEE BENEFITS
Summary of sensitivity analysis

	1% Increase	1% Decrease
Discount rate	(16,203)	12,383

Defined benefit pension plan
EMPLOYEE BENEFITS
Schedule of current expenses of benefit plans

	2019	2018	2017
Cost of current service	54,518	60,803	60,595
Interest expense	189,544	82,513	90,381
Return on plan assets	(163,148)	(59,692)	(64,128)
Past service cost	2,302	7,065	1,082
Settlement	(4,712)	3,220	(566)
Interest cost on unrecoverable surplus	16,247	20,023	21,211
Net pension cost	94,751	113,932	108,575

Schedule of reconciliations of assets and liabilities of benefit plans

	2019	2018
Present value of defined benefit obligation	(4,601,966)	(4,391,251)
Fair value of plan assets	3,656,891	3,568,934
Asset ceiling restrictions on recognition of net funded assets	(193,517)	(235,532)
Net	(1,138,592)	(1,057,849)
Plan assets	—	—
Defined benefit obligation	(1,138,592)	(1,057,849)

Schedule of variation of plan obligations and assets

	2019	2018	2017
Variation of the plan obligations
Obligation at the begining of the year	4,391,251	4,314,592	4,174,653
Cost of service	54,518	60,803	60,595
Interest expense	189,544	188,729	195,557
Payments of the benefits	(309,817)	(318,198)	(335,471)
Past service cost	2,302	7,065	1,082
Supplementary amounts of the plan	—	17,078	—
Settlement	(498,493)	(61,369)	(52,035)
Acturial remeasurements	546,911	(370,083)	235,549
Liabilities held for sale	—	—	(101,794)
Exchange Variance	225,750	552,634	136,456
Obligation at the end of the year	4,601,966	4,391,251	4,314,592

	2019	2018	2017
Variation of the plan assets
Fair value of the plan assets at the begining of the year	3,568,934	3,456,613	3,292,890
Return of the plan assets	163,148	165,908	169,304
Contributions from sponsors	162,650	197,828	111,450
Settlement	(493,781)	(64,868)	(51,469)
Payments of benefits	(309,817)	(318,198)	(335,471)
Remeasurement	386,767	(253,301)	232,214
Assets held for sale	—	—	(73,127)
Exchange Variance	178,990	384,952	110,822
Fair value of plan assets at the end of the year	3,656,891	3,568,934	3,456,613

Summary of actuarial gains and losses recognized in other comprehensive income

	2019	2018	2017
Remeasurements	(386,767)	253,301	(232,214)
Actuarial Remeasurements	546,911	(370,083)	235,549
Restriction recognized in Other Comprehensive Income	(94,198)	(43,197)	(1,696)
Remeasurements recognized in Other Comprehensive Income	65,946	(159,979)	1,639

Summary of historical actuarial remeasurements

	2019	2018	2017	2016	2015
Present value of defined benefit obligation	(4,601,966)	(4,391,251)	(4,314,592)	(4,174,653)	(4,739,299)
Fair value of the plan assets	3,656,891	3,568,934	3,456,613	3,292,890	3,865,411
Surplus (Deficit)	(945,075)	(822,317)	(857,979)	(881,763)	(873,888)
Experience adjustments on plan liabilities (Gain)	546,911	(370,083)	235,549	186,905	(202,749)
Experience adjustments on plan assets (Gain)	253,301	253,301	(232,214)	(109,153)	235,275

Summary of allocation for plan assets

	2019
	Brazilian Plans	American Plans
Fixed income	98.0%	54.9%
Variable income	—	42.2%
Others	2.0%	2.9%
Total	100.0%	100.0%

	2018
	Brazilian Plans	American Plans
Fixed income	98.0%	58.1%
Variable income	—	36.5%
Others	2.0%	5.4%
Total	100.0%	100.0%

Summary of assumptions

	2019
	Brazilian Plan	North America Plan
Average discount rate	7.16%	3.00% - 3.25%
Rate of increase in compensation	Not applicable	3.00%
Mortality table	AT-2000 per sex	RP-2006 and MP-2019
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2019
Rate of rotation	Null	Based on age and/or the service

	2018
	Brazilian Plan	North America Plan
Average discount rate	9.10%	3.50% - 4.25%
Rate of increase in compensation	Not applicable	3.00%
Mortality table	AT-2000 per sex	RP-2006 and MP-2018
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2018
Rate of rotation	Based on plan background	Based on age and/or the service

Post-employment health care benefit
EMPLOYEE BENEFITS
Schedule of current expenses of benefit plans

	2019	2018	2017
Current service cost	3,302	4,144	4,441
Interests expense	10,656	11,082	12,162
Past service cost	(2,717)	(40,740)	5,769
Net cost pension benefit	11,241	(25,514)	22,372

Schedule of reconciliations of assets and liabilities of benefit plans

	2019	2018
Present value of obligations	(298,989)	(272,959)
Total net liabilities	(298,989)	(272,959)

Schedule of variation of plan obligations and assets

	2019	2018	2017
Change in benefit obligation
Benefit obligation at beginning of the year	272,959	316,364	305,447
Cost of service	3,302	4,144	4,441
Interest expense	10,656	11,082	12,162
Past service cost	(2,717)	(40,740)	5,769
Contributions from participants	2,088	1,496	1,556
Payment of benefits	(15,331)	(18,655)	(14,230)
Remeasurements	11,202	(40,841)	(14,452)
Exchange variations	16,830	40,109	15,671
Benefit obligation at the end of the year	298,989	272,959	316,364

	2019	2018	2017
Change in plan assets
Contributions from sponsors	13,243	17,159	12,572
Contributions from participants	2,088	1,496	1,556
Payments of benefits	(15,331)	(18,655)	(14,128)
Fair value of plan assets at end of the year	—	—	—

Summary of actuarial gains and losses recognized in other comprehensive income

	2019	2018	2017
Losses on actuarial obligation	11,202	(40,841)	(14,452)
Actuarial losses recognized in Equity	11,202	(40,841)	(14,452)

Summary of historical actuarial remeasurements

	2019	2018	2017	2016	2015
Present value of defined benefit obligation	(298,989)	(272,959)	(316,364)	(305,447)	(446,843)
Deficit	(298,989)	(272,959)	(316,364)	(305,447)	(446,843)
Experience adjustments on plan liabilities	11,202	(40,841)	(14,452)	(3,673)	(45,884)

Summary of assumptions

	2019	2018
Average discount rate	3.00% - 3.25%	3.75% - 4.25%
Health treatment - rate assumed next year	5.80% - 6.70%	6.60% - 6.75%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2028 to 2041	4.00% - 4.40%	4.00% - 4.40%

Summary of sensitivity analysis

	1% Increase	1% Decrease
Effect over total service costs and interest costs	1,886	(1,519)
Effect over benefit plan obligations	37,867	(30,937)